Leases - Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2023
Leases [Abstract]
Operating lease expense	$ 1,807	$ 5,365
Amortization of right-of-use assets	66	205
Interest on lease liabilities	8	25
Total finance lease expense	74	230
Variable lease expense	200	677
Short-term lease expense	28	98
Total lease expense	$ 2,110	$ 6,370